Trading properties (Tables)	12 Months Ended
Jun. 30, 2019
Trading Properties [Abstract]
Schedule of trading properties

	Completed properties	Properties under development (i)	Undeveloped properties	Total
As of June 30, 2017	1,642	8,454	2,260	12,356
Additions	25	2,961	409	3,395
Currency translation adjustment	916	1,644	478	3,038
Transfers	2,545	(2,729)	(187)	(371)
Capitalized finance costs	-	17	-	17
Disposals	(1,038)	(1,864)	(80)	(2,982)
As of June 30, 2018	4,090	8,483	2,880	15,453
IFRS 15 adjustment	(1,090)	(4,735)	-	(5,825)
Additions	-	2,521	43	2,564
Currency translation adjustment	(443)	(349)	(152)	(944)
Transfers	2,428	(1,961)	(430)	37
Impairment	-	-	(32)	(32)
Capitalized finance costs	-	12	-	12
Disposals	(3,106)	(2,297)	-	(5,403)
As of June 30, 2019	1,879	1,674	2,309	5,862

	06.30.19	06.30.18
Non-current	5,496	10,356
Current	366	5,097
Total	5,862	15,453

(i)	Includes Zetol and Vista al Muelle plots of land, which have been mortgaged to secure Group's borrowings. The net book value amounted to Ps. 407 and Ps. 407 as of June 30, 2019 and 2018, respectively. Additionally, the Group has contractual obligations not provisioned related to these plot of lands committed when certain properties were acquired or real estate projects were approved, and amount to Ps. 432 and Ps. 578, respectively. Both projects are expected to be completed in 2029.